Investment Property (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT PROPERTY.
Summary of Changes in Investment Property

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2023	7,710,314	(362,052)	7,348,262
Depreciation expense (*)	—	(7,701)	(7,701)
Balance as of December 31, 2023	7,710,314	(369,753)	7,340,561
Owner-occupied real property transfers	(362,445)	197,776	(164,669)
Balance as of December 31, 2024	7,347,869	(171,977)	7,175,892

(*) See note 31.a).

Schedule of fair value hierarchy of investment properties

	Fair value measured as of December 31, 2024
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	9,149,277
See Note 3.h.
Summary of Income and Expenses from Investment Properties

	2024	2023	2022
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	114,879	88,179	131,531
Direct operating expenses from investment properties that generate rental income	(12,125)	(19,837)	(18,551)
Total	102,754	68,342	112,980